Debt Financing (Summary Of Long Term Debt) (Details) (USD $) In Thousands, unless otherwise specified				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Great Western Bank 06/2014 Maturity [Member]	Mar. 31, 2013 GE Franchise Finance Commercial LLC, 12/2014 Maturity [Member]	Mar. 31, 2013 GE Franchise Finance Commercial LLC, 12/2014 Maturity [Member]	Mar. 31, 2013 Citigroup Global Markets Realty Corp, 11/2015 Maturity [Member]	Mar. 31, 2013 Great Western Bank 06/2015 Maturity [Member]	Mar. 31, 2013 Elkhorn Valley Bank, 6/2016 Maturity [Member]	Mar. 31, 2013 First State Bank 09/2016 Maturity [Member]	Mar. 31, 2013 GE Franchise Finance Commercial LLC, 2/2017 Maturity [Member]	Mar. 31, 2013 Cantor 11/2017 Maturity [Member]	Mar. 31, 2013 Morgan Stanly 12/2017 Maturity [Member]	Mar. 31, 2013 Wachovia Bank, 3/2020 Maturity [Member]	Mar. 31, 2013 GE Franchise Finance Commercial LLC, 2/2018 Maturity [Member]	Mar. 31, 2013 GE Franchise Finance Commercial LLC, 2/2018 Maturity [Member]
Debt Instrument [Line Items]
Fixed Rate Debt, Balance	$ 117,668			$ 6,957	$ 18,916	$ 4,410	$ 12,570	$ 13,959	$ 2,886	$ 1,625	$ 12,150	$ 6,116	$ 30,380	$ 7,699
Fixed Rate Debt, Interest Rate				4.95%	7.17%	7.69%	5.97%	5.00%	5.50%	5.50%	7.17%	4.25%	5.83%	7.38%
Debt, Maturity				Jun. 01, 2014	Dec. 01, 2014	Dec. 01, 2014	Nov. 01, 2015	Jun. 01, 2015	Jun. 01, 2016	Sep. 01, 2016	Feb. 01, 2017	Nov. 01, 2017	Dec. 01, 2017	Mar. 01, 2020	Feb. 01, 2018	Feb. 01, 2018
Variable Rate Debt, Interest Rate															3.79%	4.35%
Variable Rate Debt, Balance	13,695														11,487	2,208
Long-term Debt, Total	131,363	132,821
Less: debt associated with hotel properties held for sale	34,670	39,461	69,483
Total Long-Term Debt	$ 96,693	$ 93,360	$ 96,362